Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002017758
Document Type	POS AM
Entity Registrant Name	Linkhome Holdings Inc.
Entity Incorporation, State or Country Code	NV
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On October 17, 2024, the Linkhome Holdings Inc. (“Linkhome,” the “registrant,” “we,” or “our”) filed a registration statement on Form S-1 (File No. 333-280379), which was subsequently declared effective by the United States Securities and Exchange Commission on November 12, 2024 (the “Registration Statement”).On January 13, 2025, the Registrant filed Post-Effective Amendment No. 1 to the Registration Statement, which was filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Registration Statement to include the unaudited condensed consolidated financial statements and the notes thereto for the nine months ended September 30, 2024 and 2023, and certain other information in such Registration Statement.On March 24, 2024, Post-Effective Amendment No. 2 to the Registration Statement was filed to update the Registration Statement to include the audited condensed consolidated financial statements and notes thereto for the fiscal year ended December 31, 2024 and further supplement information contained in the Registration Statement. This Post-Effective Amendment No. 3 to the Registration Statement (“Post-Effective Amendment No. 3”) is being filed to update the Registration Statement to include an additional explanatory note to the audited condensed consolidated financial statements and notes thereto for the fiscal year ended December 31, 2024. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of such Registration Statement.
Amendment Flag	true